Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss are as follows:

	As at
	February 28, 2018	February 28, 2017	February 29, 2016
Accumulated net unrealized gains (losses) on available-for-sale investments	$(7)	$(4)	$3
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	(1)	—	(1)
Foreign currency cumulative translation adjustment	(1)	(13)	(10)
Actuarial losses associated with other post-employment benefit obligations	(1)	—	—
Accumulated other comprehensive loss	$(10)	$(17)	$(8)